	450 Lexington Avenue New York, NY 10017	Menlo Park Washington, D.C. London Paris Frankfurt Madrid Tokyo Beijing Hong Kong
212 450 4000 FAX 212 450 3800

Deanna L. Kirkpatrick 212 450 4135 kirkpat@dpw.com

June 7, 2007

Mr. John Reynolds
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, North East
Mail Stop 3561
Washington, D.C. 20549

Re:	GSC Acquisition Company Registration Statement on Form S-1 Amendment 5 File No. 333-138832

Dear Mr. Reynolds:

We are filing herewith Pre-Effective Amendment No. 5 ( “Amendment No. 5”) to the Registration Statement on Form S-1 for GSC Acquisition Company (the “Company”).

Please find enclosed three unmarked copies of Amendment No. 5 as well as three copies marked to show changes from Amendment No. 4.  The changes reflected in Amendment No. 5 are nonsubstantive cleanup changes.  In addition, as discussed we have filed a revised Exhibit 5 legality opinion.  We have also refiled several exhibits to reflect the decrease in the size of the offering reflected in Amendment No. 4.

We are grateful for you assistance in this matter.  Please do not hesitate to call me at 212-450-4135 with any questions you may have with respect to the foregoing.

Very truly yours,

/s/ Deanna Kirkpatrick

Deanna Kirkpatrick

cc w/o encl.:

Alfred C. Eckert III
GSC Acquisition Company

Ann Chamberlain, Esq.
Bingham McCutch